Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Disclosure of Detailed Information of Derivative Assets
The following is a summary of the Company’s derivative assets measured at FVTPL as at December 31, 2022 and 2021:

	2022	2021
Solaris Warrants(i)	$29,154	$122,919
Gold deliveries (note 11(b))	1,157	952
Foreign exchange contracts(ii)	6,432	—
i-80 Gold Warrants(iii)	—	581
	$36,743	$124,452

Classified and presented as:
Current	$36,218	$124,234
Non-current(1)	525	218
	$36,743	$124,452
(1) Included in other non-current assets.
Disclosure Details of the Changes in Share Purchase Warrants Outstanding
The following table summarizes the changes in the Solaris Warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2020	—	$—
Reclassification of investment in Solaris (note 5(f))	10,218,750	1.74
Outstanding – December 31, 2021	10,218,750	1.74
Exercised	(2,718,750)	3.24
Outstanding – December 31, 2022	7,500,000	$1.20

Disclosure of Detailed Information about Changes in Carrying Amounts of Share Purchase Warrants Outstanding
The following table summarizes the changes in the carrying amounts of the outstanding Solaris Warrants during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$122,919	$—
Exercised	(9,161)	—
Reclassification of investment in Solaris	—	61,671
Change in fair value	(84,604)	61,248
Balance – end of year	$29,154	$122,919

Detailed Information About Weighted Average Assumptions of Warrants
The fair values of the Solaris Warrants at December 31, 2022 and 2021 were determined using the Black Scholes option pricing model with the following weighted average assumptions:

	2022	2021
Risk-free rate	4.37%	0.78%
Expected life	0.41 years	1.0 year
Expected volatility	66.7%	62.8%
Expected dividend	0.0%	0.0%
Exercise price (C$)	$1.20	$1.74
Share price (C$)	$6.44	$16.94

Disclosure of Detailed Information of Derivative Liabilities
The following is a summary of the Company’s derivative liabilities at December 31, 2022 and 2021:

	2022	2021
Foreign exchange contracts (note 14(a)(ii))	$1,730	$12,061
Equinox Gold warrant liability(i)	695	5,177
Contingent consideration – Greenstone(ii)	8,280	6,586
Solaris warrant liability(iii)	—	27,697
Gold collar and forward contracts(iv)	—	33,336
	$10,705	$84,857

Classified and presented as:
Current	$1,899	$77,699
Non-current	8,806	7,158
	$10,705	$84,857
(i)Equinox Gold warrant liability
As the exercise price of the Company’s share purchase warrants is denominated in CAD, the Company will receive a variable amount of cash in terms of the Company’s US dollar functional currency upon exercise of the warrants by the holders. Accordingly, the warrants are accounted for as derivative financial liabilities measured at FVTPL with changes in fair value recognized in net income or loss.
At December 31, 2022, the Company had 602,353 share purchase warrants outstanding, with each warrant exercisable into one common share of Equinox Gold and one-quarter of a common share of Solaris at an exercise price of C$5.30 until May 2023. Equinox Gold will receive nine-tenths of the proceeds from the exercise of the warrants, with the remaining proceeds paid to Solaris.
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Equinox Gold warrant liability (continued)
The following table summarizes the changes in the Company’s share purchase warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2020	19,025,158	$14.00
Issued in Premier Acquisition (note 5(c))	393,400	10.42
Exercised	(1,361,549)	8.42
Expired	(16,387,492)	14.92
Outstanding – December 31, 2021	1,669,517	8.69
Exercised	(405,164)	10.27
Expired	(662,000)	10.81
Outstanding – December 31, 2022	602,353	$5.30
The changes in the carrying amounts of the Company’s outstanding share purchase warrants during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance – beginning of year	$5,177	$50,666
Issued in Premier Acquisition (note 5(c))	—	505
Exercised	(603)	(4,100)
Change in fair value	(3,879)	(41,894)
Balance – end of year	$695	$5,177
The fair values of the Company’s outstanding share purchase warrants at December 31, 2022 and 2021 were determined using the Black-Scholes option pricing model with the following weighted average inputs:

	2022	2021
Risk-free rate	4.21%	0.34%
Expected life	0.35 years	0.61 years
Expected volatility	84.4%	46.8%
Expected dividend	0.0%	0.0%
Exercise price (C$)	$5.30	$8.69
Share price (C$)	$6.04	$11.60
(ii)Contingent consideration – Greenstone
As part of the consideration for the Company’s acquisition of an additional 10% interest in Greenstone in April 2021 (note 5(d)), the Company assumed contingent payment obligations. The obligation to deliver approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone has been accounted for as a derivative financial liability measured at FVTPL. The fair value of the contingent consideration is determined based on the net present value of the projected cash outflows associated with the contingent payments at the milestone dates using a market-based discount rate that reflects the risk associated with the delivery of the contingent consideration.
At December 31, 2022, the fair value of the derivative liability, included in non-current derivative liabilities, was $8.3 million (2021 – $6.6 million). During the year ended December 31, 2022, the Company recognized a loss of $1.7 million (2021 – $0.9 million) on revaluation of the derivative liability in other (expense) income.
14.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(iii)Solaris warrant liability
In connection with the sale of the Company’s partial interest in Solaris, the Company granted five million share purchase warrants to the buyer (note 5(f)), with each warrant exercisable into one common share of Solaris held by the Company at a price of C$10.00 per share until April 28, 2022. The warrants were accounted for as current derivative financial liabilities measured at FVTPL.
On April 20, 2022, all the outstanding warrants were exercised. The Company received $40.1 million (C$50 million) on exercise of the warrants and derecognized the carrying amounts of the marketable securities and Solaris warrant liability of $56.4 million and $16.3 million, respectively. In addition, the Company transferred the cumulative gain of $15.8 million, net of tax of $2.5 million, on the marketable securities from AOCI to retained earnings.
The following table summarizes the changes in the carrying amounts of the Company’s Solaris warrant liability during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$27,697	$—
Issued in connection with sale of partial interest in Solaris (note 5(f))	—	9,107
Change in fair value	(11,384)	18,590
Exercised	(16,313)	—
Balance – end of year	$—	$27,697

Disclosure Details of the Changes in Gold Collar and Forward Contracts Outstanding
The following table summarizes the changes in the carrying amounts of the outstanding gold collar and forward contracts during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$33,336	$91,393
Change in fair value	(341)	(16,605)
Settlements	(32,995)	(41,452)
Balance – end of year	$—	$33,336